Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of summarizes the common shares issued and outstanding
	December 31, 2025	December 31, 2024
	$	$
Issued: 68,364,945 (2024: 50,658,776) common shares	129,978	69,529

Schedule of Income (loss) per share
	2025	2024
Basic income (loss) per share
Net income (loss)	$5,886	$(1,649)
Weighted average shares outstanding	55,387,756	50,320,168

Basic income (loss) per share	$0.11	$(0.03)
	2025	2024
Diluted income (loss) per share	$	$
Net income (loss)	$5,886	$(1,649)

Weighted average shares outstanding	55,387,756	50,320,168
Adjustments for calculation of diluted income per share:
Stock options	360,025	-
RSUs	1,569,695	-
Weighted average shares outstanding in calculating diluted income (loss) per share	57,317,476	50,320,168

Diluted income (loss) per share	$0.10	$(0.03)

Summary of details on dividend
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
February 20, 2025	0.0125	March 31,2025	April 14, 2025	634
May 15, 2025	0.0125	June 30, 2025	July 14, 2025	634
August 13, 2025	0.0125	September 30, 2025	October 14, 2025	851
November 12, 2025	0.0125	December 31, 2025	January 14, 2026	855

	0.0500			2,974
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 7, 2024	0.012	March 29,2024	April 12, 2024	601
May 8, 2024	0.012	June 28, 2024	July 12, 2024	603
August 7, 2024	0.012	September 27, 2024	October 11, 2024	607
November 6, 2024	0.012	December 31, 2024	January 14, 2025	608

	0.048			2,419